Investments (Details) € / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2022 EUR (€) shares	Dec. 31, 2020 USD ($)	Jan. 31, 2019 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 € / shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 EUR (€) shares	Dec. 21, 2018 USD ($) shares	Dec. 21, 2018 EUR (€) € / shares shares
Investments (Details) [Line Items]
Investment | $						$ 5,679	$ 1,458
Gain loss on investment (in Dollars) | $						6,851
Proceeds from partial sale of equity method investment | $						2,498
Additional gain (loss) on equity method investments (in Dollars) | $						4,868
Net losses from the investment (in Dollars) | $						$ (64)	(95)
Minimum [Member] | Common Stock [Member]
Investments (Details) [Line Items]
Share price (euro per share) (in Euro per share) | $ / shares						$ 18
Cansativa [Member] | Preferred Stock [Member]
Investments (Details) [Line Items]
Shares issued price per share (in Euro per share) | € / shares									€ 543.31
Seed Financing Round [Member]
Investments (Details) [Line Items]
Shares issued (in Shares) | shares												3,096	3,096
Seed Financing Round [Member] | Cansativa [Member]
Investments (Details) [Line Items]
Shares issued (in Shares) | shares												3,096	3,096
Shares issued price per share (in Euro per share) | € / shares													€ 322.97
Investments fully diluted pre-money valuation													€ 8,500
Seed Financing Round [Member] | Cansativa [Member] | Preferred Stock [Member]
Investments (Details) [Line Items]
Shares issued price per share (in Euro per share) | € / shares													€ 322.97
Cansativa [Member]
Investments (Details) [Line Items]
Investment gross													€ 1,000
Shares issued (in Shares) | shares	992
Percentage of interest held	7.60%
Gain loss on investment (in Dollars) | $		$ 211
Sale of stock, number of shares issued sold in transaction (in Shares) | shares	1,586
Proceeds from partial sale of equity method investment	€ 2,300
Gain (loss) on sale of equity method investments (in Dollars) | $						$ 1,983
Net losses from the investment (in Dollars) | $						64	$ 95
Cansativa [Member] | Common Stock [Member]
Investments (Details) [Line Items]
Number of shares registered and fully paid-in capital (in Shares) | shares												26,318	26,318
Cansativa [Member] | Preferred Stock [Member]
Investments (Details) [Line Items]
Percentage of interest held	14.22%
Cansativa [Member] | Investment, Tranche One [Member]
Investments (Details) [Line Items]
Investment gross													€ 1,000
Cansativa [Member] | Series B Preferred Stock [Member]
Investments (Details) [Line Items]
Shares issued (in Shares) | shares	10,184
Cansativa [Member] | Seed Financing Round [Member]
Investments (Details) [Line Items]
Investments net													€ 7,000
Number of investment tranches												3	3
Percentage of interest held												10.53%	10.53%
Initial nominal payment			€ 996.82		€ 3.1
Share price (euro per share) (in Euro per share) | € / shares					€ 1
Investment						$ 1,075		€ 999.92
Initial nominal amount								3.1
Capital reserve payment								€ 996.82
Investments additional										$ 722	€ 650
Equity method investments additional shares (in Shares) | shares										2,138	2,138
Investments consideration transferred net assets percentage										16.60%	16.60%
Net assets											€ 1,233
Goodwill											€ 1,122
Cansativa [Member] | Seed Financing Round [Member] | Minimum [Member] | Preferred Stock [Member]
Investments (Details) [Line Items]
Percentage of interest held									15.80%
Cansativa [Member] | Seed Financing Round [Member] | Maximum [Member] | Preferred Stock [Member]
Investments (Details) [Line Items]
Percentage of interest held									14.22%
Cansativa [Member] | Seed Financing Round [Member] | Investment, Tranche One [Member]
Investments (Details) [Line Items]
Investment gross												$ 1,075	€ 999.92
Cansativa [Member] | Seed Financing Round [Member] | Investment, Tranche Two [Member]
Investments (Details) [Line Items]
Investment gross													3,000
Gain loss on investment (in Dollars) | $				$ 370
Cansativa [Member] | Seed Financing Round [Member] | Investment, Tranche Three [Member]
Investments (Details) [Line Items]
Investment gross													€ 3,000
Cansativa [Member] | Seed Financing Round [Member] | Cansativa, Employee Stock Ownership Plan (ESOP) [Member] | Minimum [Member]
Investments (Details) [Line Items]
Percentage of interest held									16.59%
Cansativa [Member] | Seed Financing Round [Member] | Cansativa, Employee Stock Ownership Plan (ESOP) [Member] | Maximum [Member]
Investments (Details) [Line Items]
Percentage of interest held									15.80%